                     SUPPLEMENT DATED SEPTEMBER 9, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On August 22, 2008, the Board of Trustees (the "Board") of the Old Mutual Insurance Series Fund (the "Trust") voted to liquidate the Old Mutual Growth II Portfolio and the Old Mutual Large Cap Growth Portfolio (collectively, the "Old Mutual Portfolios"). The Board concluded that each of the Old Mutual Portfolios should be liquidated primarily due to small asset size, high operating costs and lack of economies of scale.

In accordance with the Board's decision to terminate operations, commencing as of the close of trading on the New York Stock Exchange ("NYSE") on September 12, 2008, the Old Mutual Portfolios will no longer accept any purchase orders or transfer requests in anticipation of a final liquidation of the Old Mutual Portfolios effective at the close of trading on the NYSE on December 12, 2008. Assets held by the Separate Account which are invested in the Old Mutual Portfolios will be transferred at the close of trading on the NYSE on December 12, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Old Mutual Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Old Mutual Portfolios during the period from September 9, 2008 to December 12, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

13739 SUPPA 09/09/08

                                                                                               Adviser (and Sub-Adviser(s),
                         Portfolio                               Investment Objective                 as applicable)
                         -------------------------------------------------------------------------------------------------------
THE ALGER                Alger American LargeCap             Seeks long-term capital        Fred Alger Management, Inc.
AMERICAN FUND            Growth Portfolio -- Class O         appreciation.
                         shares
                         -------------------------------------------------------------------------------------------------------
                         Alger American SmallCap Growth      Seeks long-term capital        Fred Alger Management, Inc.
                         Portfolio (formerly, Alger          appreciation.
                         American Small Capitalization
                         Portfolio) -- Class O shares
                         -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        AllianceBernstein Growth and        Long-term growth of capital.   AllianceBernstein, L.P.
VARIABLE PRODUCTS        Income Portfolio -- Class B
SERIES FUND, INC.
                         -------------------------------------------------------------------------------------------------------
FEDERATED                Federated American                  Seeks long-term growth of      Federated Equity Management
INSURANCE SERIES         Leaders Fund II -- Primary          capital. Providing income is   Company of Pennsylvania
                         shares                              a secondary objective.
                         -------------------------------------------------------------------------------------------------------
                         Federated Capital Income Fund II    Seeks high current income and  Federated Equity
                                                             moderate                       Management Company of
                                                             capital appreciation.          Pennsylvania (subadvised by
                                                                                            Federated Investment Management
                                                                                            Company)
                         -------------------------------------------------------------------------------------------------------
                         Federated High Income               Seeks high current income by   Federated Investment Management
                         Bond Fund II -- Primary shares      investing in lower-rated       Company
                                                             corporate debt obligations,
                                                             commonly referred to as "junk
                                                             bonds."
                         -------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Asset Manager/SM/ Portfolio --  Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS       Initial Class                       return with reduced risk over  Company (FMR) (subadvised by
FUND                                                         the long term by allocating    Fidelity Investments Money
                                                             its assets among stocks,       Management, Inc. (FIMM), FMR
                                                             bonds, and short-term          Co., Inc. (FMRC), Fidelity Research
                                                             instruments.                   & Analysis Company (FRAC),
                                                                                            Fidelity Management & Research
                                                                                            (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                            International Investment Advisors
                                                                                            (FIIA), Fidelity International
                                                                                            Investment Advisors (U.K.) Limited
                                                                                            (FIIA(U.K.)L), and Fidelity
                                                                                            Investments Japan Limited (FIJ))
                         -------------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --      Seeks long-term capital        FMR (subadvised by FMRC, FRAC,
                         Initial Class                       appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                         -------------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --      Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                         Initial Class                       fund will consider the         FMR U.K., FIIA, FIIA(U.K.)L, and
                                                             potential for capital          FIJ)
                                                             appreciation. The fund's goal
                                                             is to achieve a yield which
                                                             exceeds the composite yield
                                                             on the securities comprising
                                                             the Standard & Poor's 500/SM/
                                                             Index (S&P 500(R)).
                         -------------------------------------------------------------------------------------------------------
                         VIP Growth Portfolio -- Initial     Seeks to achieve capital       FMR (subadvised by FMRC, FRAC,
                         Class                               appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                         -------------------------------------------------------------------------------------------------------
                         VIP Growth & Income                 Seeks high total return        FMR (subadvised by FMRC, FRAC,
                         Portfolio -- Initial Class          through a combination of       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                             current income and capital     FIJ)
                                                             appreciation.
                         -------------------------------------------------------------------------------------------------------
                         VIP Growth Opportunities            Seeks to provide capital       FMR (subadvised by FMRC, FRAC,
                         Portfolio -- Initial Class          growth.                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                         -------------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                                 Portfolio                            Investment Objective             as applicable)
                                 -----------------------------------------------------------------------------------------------
                                 VIP Mid Cap Portfolio --           Seeks long-term growth    FMR (subadvised by FMRC, FRAC,
                                 Service Class 2                    of capital.               FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                              FIJ)
                                 -----------------------------------------------------------------------------------------------
                                 VIP Overseas Portfolio -- Initial  Seeks long-term growth    FMR (subadvised by FMRC, FMR
                                 Class                              of capital.               (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                                                                              and FIJ)
                                 -----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON               Templeton Foreign Securities       Seeks long-term capital   Templeton Investment Counsel, LLC
VARIABLE INSURANCE               Fund -- Class 1 Shares             growth. The fund
PRODUCTS TRUST                                                      normally invests at
                                                                    least 80% of its net
                                                                    assets in investments of
                                                                    issuers located outside
                                                                    the U.S., including
                                                                    those in emerging
                                                                    markets, and normally
                                                                    invests predominantly in
                                                                    equity securities.
                                 -----------------------------------------------------------------------------------------------
                                 Templeton Global Income            Seeks high current        Franklin Advisers, Inc.
                                 Securities Fund -- Class 1 Shares  income, consistent with preservation of capital,
                                                                    with capital
                                                                    appreciation as a
                                                                    secondary consideration.
                                                                    The fund normally
                                                                    invests mainly in debt
                                                                    securities of
                                                                    governments and their
                                                                    political subdivisions
                                                                    and agencies,
                                                                    supranational
                                                                    organizations and
                                                                    companies located
                                                                    anywhere in the world,
                                                                    including emerging
                                                                    markets.
                                 -----------------------------------------------------------------------------------------------
GE INVESTMENTS                   Income Fund -- Class 1 Shares      Seeks maximum income      GE Asset Management Incorporated
FUNDS, INC.                                                         consistent with prudent
                                                                    investment management
                                                                    and the preservation of
                                                                    capital.
                                 -----------------------------------------------------------------------------------------------
                                 International Equity Fund --       Seeks long-term growth    GE Asset Management Incorporated
                                 Class 1 Shares                     of capital.
                                 -----------------------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund -- Class 1     Seeks long-term growth    GE Asset Management Incorporated
                                 Shares                             of capital and future
                                                                    income.
                                 -----------------------------------------------------------------------------------------------
                                 Money Market Fund/1/               Seeks a high level of     GE Asset Management Incorporated
                                                                    current income
                                                                    consistent with the
                                                                    preservation of capital
                                                                    and the maintenance of
                                                                    liquidity.
                                 -----------------------------------------------------------------------------------------------
                                 Premier Growth Equity Fund --      Seeks long-term growth    GE Asset Management Incorporated
                                 Class 1 Shares                     of capital and future
                                                                    income rather than
                                                                    current income.
                                 -----------------------------------------------------------------------------------------------
                                 Real Estate Securities Fund --     Seeks maximum total       GE Asset Management Incorporated
                                 Class 1 Shares                     return through current    (subadvised by Urdang Securities
                                                                    income and capital        Management, Inc.)
                                                                    appreciation.
                                 -----------------------------------------------------------------------------------------------
                                 S&P 500(R) Index Fund/2/           Seeks growth of capital   GE Asset Management Incorporated
                                                                    and accumulation of       (subadvised
                                                                    income that corresponds   by SSgA Funds Management, Inc.)
                                                                    to the investment return
                                                                    of S&P's 500 Composite
                                                                    Stock Index.
                                 -----------------------------------------------------------------------------------------------
                                 Small-Cap Equity Fund -- Class 1   Seeks long-term growth    GE Asset Management Incorporated
                                 Shares                             of capital.               (subadvised by Palisade Capital
                                                                                              Management, L.L.C.)
                                 -----------------------------------------------------------------------------------------------
                                 Total Return Fund -- Class 1       Seeks the highest total   GE Asset Management Incorporated
                                 Shares                             return, composed of
                                                                    current income and
                                                                    capital appreciation, as
                                                                    is consistent with
                                                                    prudent investment risk.
                                 -----------------------------------------------------------------------------------------------
                                 U.S. Equity Fund -- Class 1        Seeks long-term growth    GE Asset Management
                                 Shares                             of capital.               Incorporated
                                 -----------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                             Adviser (and Sub-Adviser(s),
                       Portfolio                                Investment Objective                as applicable)
                       ------------------------------------------------------------------------------------------------------
GOLDMAN SACHS          Goldman Sachs Growth and             Seeks long-term growth of      Goldman Sachs Asset Management,
VARIABLE INSURANCE     Income Fund                          capital and growth of income.  L.P.
TRUST
                       ------------------------------------------------------------------------------------------------------
                       Goldman Sachs Mid Cap Value          Seeks long-term capital        Goldman Sachs Asset Management,
                       Fund                                 appreciation.                  L.P.
                       ------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Institutional  Seeks long-term capital        Janus Capital Management LLC
                       Shares                               growth, consistent with
                                                            preservation of capital and
                                                            balanced by current income.
                       ------------------------------------------------------------------------------------------------------
                       Flexible Bond Portfolio --           Seeks to obtain maximum total  Janus Capital Management LLC
                       Institutional Shares                 return, consistent with
                                                            preservation of capital.
                       ------------------------------------------------------------------------------------------------------
                       Forty Portfolio -- Institutional     A non-diversified              Janus Capital Management LLC
                       Shares                               portfolio/1/ that seeks
                                                            long-term growth of capital.
                       ------------------------------------------------------------------------------------------------------
                       Global Life Sciences Portfolio       Seeks long-term growth of      Janus Capital Management LLC
                       -- Service Shares                    capital.

                       ------------------------------------------------------------------------------------------------------
                       Global Technology Portfolio --       Seeks long-term growth of      Janus Capital Management LLC
                       Service Shares                       capital.
                       ------------------------------------------------------------------------------------------------------
                       International Growth Portfolio --    Seeks long-term growth of      Janus Capital Management LLC
                       Institutional Shares                 capital.
                       ------------------------------------------------------------------------------------------------------
                       Large Cap Growth Portfolio --        Seeks long-term growth of      Janus Capital Management LLC
                       Institutional Shares                 capital in a manner
                                                            consistent with the
                                                            preservation of capital.
                       ------------------------------------------------------------------------------------------------------
                       Mid Cap Growth Portfolio --          Seeks long-term growth of      Janus Capital Management LLC
                       Institutional shares                 capital.
                       ------------------------------------------------------------------------------------------------------
                       Worldwide Growth Portfolio --        Seeks long-term growth of      Janus Capital Management LLC
                       Institutional Shares                 capital in a manner
                                                            consistent with the
                                                            preservation of capital.
                       ------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable         Seeks total return (a          Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Capital and Income Portfolio --      combination of income and      LLC (subadvised by ClearBridge
                       Class I                              long-term capital              Advisors, LLC, Western Asset
                                                            appreciation). This objective  Management Company Limited and
                                                            may be changed without         Western Asset Management
                                                            shareholder approval.          Company)
                       ------------------------------------------------------------------------------------------------------
                       Legg Mason Partners Variable         Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Investors Portfolio -- Class I       capital with current income    LLC (subadvised by ClearBridge
                                                            as a secondary objective.      Advisors, LLC)
                                                            This objective may be changed
                                                            without shareholder
                                                            approval.
                       ------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable         Seeks to maximize total        Legg Mason Partners Fund Advisor,
VARIABLE INCOME TRUST  Strategic Bond Portfolio --          return, consistent with the    LLC (subadvised by Western Asset
                       Class I                              preservation of capital.       Management Company and Western
                                                                                           Asset Management Company
                                                                                           Limited)
                       ------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                 Adviser (and Sub-Adviser(s),
                      Portfolio                                Investment Objective                    as applicable)
                      ----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) New Discovery Series -- The fund's investment objective is to     Massachusetts Financial Services
INSURANCE TRUST       Service Class Shares           seek capital appreciation. The fund's     Company
                                                     objective may be changed without
                                                     shareholder approval.
                      ----------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced           Seeks a high total investment return,     OppenheimerFunds, Inc.
ACCOUNT FUNDS         Fund/VA                        which includes current income and
                                                     capital appreciation in the value of its
                                                     shares.
                      ----------------------------------------------------------------------------------------------------------
                      Oppenheimer Capital            Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                      Appreciation Fund/VA           in securities of well-known,
                                                     established companies.
                      ----------------------------------------------------------------------------------------------------------
                      Oppenheimer Core Bond          Seeks a high level of current income.     OppenheimerFunds, Inc.
                      Fund/VA                        As a secondary objective, this port-
                                                     folio seeks capital appreciation when
                                                     consistent with its primary objective.
                      ----------------------------------------------------------------------------------------------------------
                      Oppenheimer High Income        Seeks a high level of current income      OppenheimerFunds, Inc.
                      Fund/VA                        from investment in high-yield fixed
                                                     income securities.
                      ----------------------------------------------------------------------------------------------------------
                      Oppenheimer MidCap Fund/VA     Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                                                     in "growth type" companies.
                      ----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE        Total Return Portfolio --      Seeks maximum total return consistent     Pacific Investment Management
INSURANCE TRUST       Administrative Class Shares    with preservation of real capital and     Company LLC
                                                     prudent investment management.
                      ----------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.